CONSOLIDATED STATEMENT OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 9,613,907	$ 8,988,340	$ 9,740,045
Cost of sales	(7,441,849)	(6,967,037)	(7,636,709)
Gross margin	2,172,058	2,021,303	2,103,336
Other income	549,889	538,748	385,781
Distribution costs	(699,600)	(747,426)	(783,304)
Administrative expenses	(938,931)	(872,954)	(878,006)
Other expenses	(368,883)	(373,738)	(323,987)
Other gains/(losses)	(7,754)	(72,634)	(55,280)
Income from operation activities	706,779	493,299	448,540
Financial income	78,695	74,949	75,080
Financial costs	(393,286)	(416,336)	(413,357)
Share of profit of investments accounted for using the equity method			37
Foreign exchange gains/(losses)	(18,718)	121,651	(467,896)
Result of indexation units	748	311	481
Income (loss) before taxes	374,218	273,874	(357,115)
Income (loss) tax expense / benefit	(173,504)	(163,204)	178,383
NET INCOME (LOSS) FOR THE PERIOD	200,714	110,670	(178,732)
Income (loss) attributable to owners of the parent	155,304	69,220	(219,274)
Income (loss) attributable to non-controlling interest	45,410	41,450	40,542
Net income (loss) for the year	$ 200,714	$ 110,670	$ (178,732)
EARNINGS PER SHARE
Basic earnings (losses) per share (in dollars per share)	$ 0.2561	$ 0.12665	$ (0.40193)
Diluted earnings (losses) per share (in dollars per share)	$ 0.2561	$ 0.12665	$ (0.40193)